RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011 item	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables
Gross receivables	$ 11,185,137	$ 9,521,410				$ 8,774,871
Less: Unearned finance charges		(28,188)				(28,928)
Less: Allowance for credit losses	(98,351)	(106,673)	(89,086)	(95,835)	(96,129)	(118,730)	(132,271)
Total receivables, net	11,086,786	9,386,549				8,627,213
Restricted Receivables	10,343,322	8,566,514				7,809,232
Off-Book Receivables	60,171	108,476				206,101
Retained Interests	8,373	17,289				37,914
Number of private retail transactions not included in the consolidated balance sheets	3	3
Number of components of allowance for credit losses	2	2
Number of portfolio segments in which allowance for credit losses is segregated	3	3
Wholesale receivables
Receivables
Gross receivables	59,166	87,600				63,117
Restricted Receivables	3,848,662	2,884,516				2,693,931
Retail receivables
Receivables
Gross receivables	628,760	731,807				619,933
Restricted Receivables	6,247,563	5,454,279				4,921,898
Off-Book Receivables	60,171	108,476				206,101
Retained Interests	8,373	17,289				37,914
Finance leases
Receivables
Gross receivables	60,303	53,391				150,472
Restricted Receivables	26,423	47,000
Restricted receivables
Receivables
Gross receivables	10,343,322	8,566,514				7,809,232
Other notes
Receivables
Gross receivables	93,586	82,098				132,117
Commercial revolving account receivables
Receivables
Restricted Receivables	$ 220,674	$ 180,719				$ 193,403
Period of original term of asset-backed facility	2 years	2 years